Fresh Start Accounting - Fair Value of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Fresh-Start Adjustment [Line Items]
Total Property and equipment	$ 1,927,455	$ 1,920,474
Accumulated depreciation	(12,283)
Property and equipment, net	1,915,172	1,920,474
Drillships and related equipment
Fresh-Start Adjustment [Line Items]
Total Property and equipment	1,926,773	1,919,791
Other property and equipment
Fresh-Start Adjustment [Line Items]
Total Property and equipment	$ 682	683
Predecessor
Fresh-Start Adjustment [Line Items]
Total Property and equipment		5,949,624	$ 5,932,358
Accumulated depreciation		(1,526,915)	(1,280,357)
Property and equipment, net		4,422,709	4,652,001
Predecessor | Drillships and related equipment
Fresh-Start Adjustment [Line Items]
Total Property and equipment		5,928,887	5,911,792
Predecessor | Other property and equipment
Fresh-Start Adjustment [Line Items]
Total Property and equipment		$ 20,737	$ 20,566